financing costs	6 Months Ended
Jun. 30, 2022
financing costs
financing costs
9	financing costs

		Three months		Six months
Periods ended June 30 (millions)	Note	2022	2021	2022	2021
Interest expense
Interest on long-term debt, excluding lease liabilities – gross		$179	$172	$348	$343
Interest on long-term debt, excluding lease liabilities – capitalized [1]		(12)	—	(27)	—
Interest on long-term debt, excluding lease liabilities		167	172	321	343
Interest on lease liabilities	19	17	17	33	34
Interest on short-term borrowings and other		3	4	7	7
Interest accretion on provisions	25	5	6	8	11
		192	199	369	395
Employee defined benefit plans net interest	15	2	7	4	13
Foreign exchange		(17)	(1)	(16)	5
Virtual power purchase agreements unrealized change in forward element		(80)	—	(80)	—
		97	205	277	413
Interest income		—	(2)	(1)	(3)
		$97	$203	$276	$410
Net interest cost	3			$379	$397
Interest on long-term debt, excluding lease liabilities – capitalized [1]				(27)	—
Employee defined benefit plans net interest				4	13
Virtual power purchase agreements unrealized change in forward element				(80)	—
				$276	$410

1	Interest on long-term debt, excluding lease liabilities, at a composite rate of 3.10% was capitalized to intangible assets with indefinite lives during the period.